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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended     MARCH 31, 2007

If amended report check here:     [_]                     Amendment Number:

This Amendment (Check only one.)  [_] is a restatement.
                                  [_] adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total: $         151652.081
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 6.
   ------------- ---------------------     ------------- ---------------------
2. 7.
   ------------- ---------------------     ------------- ---------------------
3. 8.
   ------------- ---------------------     ------------- ---------------------
4. 9.
   ------------- ---------------------     ------------- ---------------------
5. 10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109           94.064           1600       SH         SOLE        00        1600
ALEXANDRIA REAL  COM     015271109           95.352            950       SH         SOLE        00         950
ALLEGHENY TECHN  COM     01741R102         4801.583          45005       SH         SOLE        00       45005
AMERICA MOVIL S  SPON A  02364W105         4797.399         100385       SH         SOLE        00      100385
AMERICAN INTL G  COM     026874107         6521.550          97018       SH         SOLE        00       97018
ARCHSTONE SMITH  COM     039583109           97.704           1800       SH         SOLE        00        1800
AVON PRODS INC   COM     054303102         5820.571         156215       SH         SOLE        00      156215
BP PLC           SPONSO  055622104          112.665           1740       SH         SOLE        00        1740
BED BATH & BEYO  COM     075896100         6289.899         156582       SH         SOLE        00      156582
BOSTON PROPERTI  COM     101121101           93.920            800       SH         SOLE        00         800
BRISTOL MYERS S  COM     110122108           69.400           2500       SH         SOLE        00        2500
CB RICHARD ELLI  CL A    12497T101          102.540           3000       SH         SOLE        00        3000
CAMDEN PPTY TR   SH BEN  133131102           91.403           1300       SH         SOLE        00        1300
CAPITAL ONE FIN  COM     14040H105         5213.909          69095       SH         SOLE        00       69095
CISCO SYS INC    COM     17275R102         7240.206         283596       SH         SOLE        00      283596
CITIGROUP INC    COM     172967101         6263.583         122002       SH         SOLE        00      122002
COACH INC        COM     189754104         6256.500         125005       SH         SOLE        00      125005
CONSOLIDATED ED  COM     209115104           25.530            500       SH         SOLE        00         500
COUSINS PPTYS I  COM     222795106           69.006           2100       SH         SOLE        00        2100
DEVELOPERS DIVE  COM     251591103           94.350           1500       SH         SOLE        00        1500
DUKE REALTY COR  COM NE  264411505           86.940           2000       SH         SOLE        00        2000
E M C CORP MASS  COM     268648102         6040.885         436165       SH         SOLE        00      436165
ENSCO INTL INC   COM     26874Q100         2759.440          50725       SH         SOLE        00       50725
EBAY INC         COM     278642103         5205.346         157024       SH         SOLE        00      157024
EQUITY RESIDENT  SH BEN  29476L107           96.460           2000       SH         SOLE        00        2000
ESSEX PPTY TR I  COM     297178105          103.584            800       SH         SOLE        00         800
EXXON MOBIL COR  COM     30231G102          196.170           2600       SH         SOLE        00        2600
FEDEX CORP       COM     31428X106         2693.270          25070       SH         SOLE        00       25070
GENENTECH INC    COM NE  368710406            3.285             40       SH         SOLE        00          40
GENERAL ELECTRI  COM     369604103         6122.938         173160       SH         SOLE        00      173160
GENERAL GROWTH   COM     370021107           83.941           1300       SH         SOLE        00        1300
ISTAR FINL INC   COM     45031U101           96.002           2050       SH         SOLE        00        2050
ILLINOIS TOOL W  COM     452308109         4800.090          93025       SH         SOLE        00       93025
INTEL CORP       COM     458140100         5627.606         294177       SH         SOLE        00      294177
JOHNSON & JOHNS  COM     478160104         4365.596          72446       SH         SOLE        00       72446
KIMCO REALTY CO  COM     49446R109           97.480           2000       SH         SOLE        00        2000
LINCOLN NATL CO  COM     534187109         4549.387          67110       SH         SOLE        00       67110
MEDTRONIC INC    COM     585055106         5524.401         112605       SH         SOLE        00      112605
MERRILL LYNCH &  COM     590188108         6145.259          75245       SH         SOLE        00       75245
MICROSOFT CORP   COM     594918104         7640.477         274147       SH         SOLE        00      274147
NATIONAL OILWEL  COM     637071101         3430.150          44095       SH         SOLE        00       44095
NEWCASTLE INVT   COM     65105M108           94.282           3400       SH         SOLE        00        3400
NEWS CORP        CL A    65248E104         4574.176         197845       SH         SOLE        00      197845
NOVARTIS A G     SPONSO  66987V109         2917.242          53400       SH         SOLE        00       53400
OPENWAVE SYS IN  COM NE  683718308            0.269             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           20.657            325       SH         SOLE        00         325
PROLOGIS         SH BEN  743410102           97.395           1500       SH         SOLE        00        1500
QUALCOMM INC     COM     747525103         3336.652          78215       SH         SOLE        00       78215
REGENCY CTRS CO  COM     758849103          100.260           1200       SH         SOLE        00        1200
SIMON PPTY GROU  COM     828806109           89.000            800       SH         SOLE        00         800
STRYKER CORP     COM     863667101         5077.459          76560       SH         SOLE        00       76560
SYSCO CORP       COM     871829107         6401.989         189240       SH         SOLE        00      189240
VORNADO RLTY TR  SH BEN  929042109           89.505            750       SH         SOLE        00         750
WAL MART STORES  COM     931142103         5915.465         125995       SH         SOLE        00      125995
WELLPOINT INC    COM     94973V107         3117.890          38445       SH         SOLE        00       38445